INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Land use rights	$2,313,861	$2,521,646
Software	39,832	43,875
License for drug manufacturing	56,231	61,939
Total	2,409,924	2,627,460
Less: accumulated amortization	(682,996)	(699,527)
Intangible assets, net	$1,726,928	$1,927,933

Schedule of estimated future amortization expense for intangible assets

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2023	$52,668
2024	52,668
2025	52,668
2026	52,668
2027	52,668
Thereafter	1,463,587
$1,726,928